FINANCIAL RISK MANAGEMENT - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) banks	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Multi-currency Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	€ 1,500,000,000.0
Number of credit facility banks | banks	10
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate		1.00%	1.00%
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of anticipated commodity transaction exposures that are hedged	80.00%
Commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate	10.00%
Percentage of anticipated commodity transaction exposures that are hedged	80.00%
Change in risk variable impact on equity	€ 37,000,000
Credit risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	30 days
Credit risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	60 days
Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of interest-bearing borrowings which were comprised of fixed-rate borrowings		77.00%
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of interest-bearing borrowings which were comprised of fixed-rate borrowings	87.00%	77.00%
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate	1.00%
Annual change in finance costs and pre-tax equity	€ 6,000,000	€ 12,000,000	€ 15,000,000